FIXED ASSETS, NET	12 Months Ended
Dec. 31, 2011
FIXED ASSETS, NET [Abstract]
FIXED ASSETS, NET
NOTE 4 - FIXED ASSETS, NET

	As of December 31,
	2 0 1 1	2 0 1 0
Cost:
Electronic equipment	$13,283	$9,891
Office furniture and equipment	856	677
Leasehold improvements	3,217	2,444
	17,356	13,012
Accumulated depreciation and amortization:
Electronic equipment	8,719	7,443
Office furniture and equipment	648	632
Leasehold improvements	1,991	1,843
	11,358	9,918
Net book value	$5,998	$3,094